Condensed Consolidated Statements of Cash Flows (Parenthetical)	12 Months Ended
Dec. 31, 2018 USD ($) shares
Statement of Cash Flows [Abstract]
Issuance costs	$ 308,830
Common stock, shares transferred | shares	2,090,301
Conversion of senior convertible debt, value	$ 2,350,000
Accrued interest	$ 109,472
Converted Senior Convertible Debt and accrued interest, shares and warrants | shares	1,206,245